RESTRICTED CASH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Restricted cash [Line Items]
Restricted cash	$ 32	$ 1,727
Government grants and cash pledged for long-term bank loans [Member]
Restricted cash [Line Items]
Restricted cash	10	1,727
Customer deposit to develop retail business [Member]
Restricted cash [Line Items]
Restricted cash	$ 22